Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust

Morgan Stanley

May 16, 2011

Supplement

SUPPLEMENT DATED MAY 16, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2011

The following disclosure is hereby added as the fourth sentence of the first paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may invest in high yield securities (commonly referred to as "junk bonds").

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may also invest in asset-backed securities.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Risks":

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT1 5/11

The Fund may invest in high yield securities (commonly referred to as "junk bonds"). The Fund may also invest in asset-backed securities.

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.